UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21576
Name of registrant:		Stock Dividend Fund
Address:			8150 N. Central Expwy #M1120, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2011 through June 30, 2012





Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----

Universal Corp		8/04	Election Of Directors	Co	FOR	FOR
UVV	913456109	8/04	Apprv Compensation	Co	1yr	1yr
			8/04 	Sholder vote on Comp.	Co	For 	For
			8/04	Apprv Artcles of Inc.	Co	For	For
			8/04	Apprv 07 Stk Inctve pln	Co	For	For

H.J. Heinz Co.		8/30	Election of directors	CO	For	For
HNZ	423074103	8/30	Ratify Ind. Acct. Firm	Co	For	For
			8/30	Votes on Exec Compnsatn	Co	For	For
			8/30	Freq votes on Exec.comp Co	1yr	1yr

Sysco COrp.		11/16	Election of directors	Co	For	For
SYY	871829107	11/16	Apprv Comp. paid Exec.	Co	For	For
			11/16	Freq of votes on Comp.	co	1yr	1yr
			11/16	Apprv Bylaws of Board	Co	For	For
			11/16	Ratfy Appt of Ernst&Yng Co	For	For

Exelon Corp.		11/17	Election of directors	CO	For	For
EXC	30161N101	11/17	Adjrnment proposal mtg. Co	For	For

Exelon Corp.		04/02	Election of directors	CO	For	For
EXC	30161N101	04/02	Ratfy Prcwtrhscooprs	Co	For	For
			04/02	Advsry Vote Exec Compns.Co	For	For

Eli Lilly and CO.	4/16	Election of directors	Co	For	For
LLY	532457108	4/16	Ratify Ernst&yng acc.	Co	For	For
			4/16	Apprv Compenstn of EO   Co	For	For
			4/16	Ammend Art. of Inc.	Co	For	For
			4/16	Amendmnts to Art of Inc.Co	For	For
			4/16	Supermaj. voting req.	Co	Agn	Agn
			4/16	Animal Research		Co	Agn	Agn

General Electric	4/25	Election of Directors	Co	For	For
GE	369604103	4/25	Ratification of KPMG	Co	For	For
			4/25   Advsry Res. on Exec Co. Co	For	For
			4/25	Shareowner Proposals	Co	Against	Against

Olin Corp.		4/26	Election of directors	Co	For	For
OLN	680665205	4/26	Compensatn vote for EO	Co	For	For
			4/26	Ratify Indep. Acctng Fm.Co	For	For

AT&T Inc.		4/27	Election of Directors	Co	For	For
T	00206R102	4/27	Ratify Ind. Auditors	Co	For	For
			4/27	Apprv Exec Incentv plan	Co	For	For
			4/27	Amend Cert. of Inc.	Co	For	For
			4/27	Poltical Contrib. rep.	Co	Against	Against
			4/27	limit wireless netwrk	Co	Against	Against
			4/27	Indep. Board Chairman	Co	Against	Against

Pfizer Inc.		4/26	Election of Directors	Co	For	For
PFE	717081103	4/26	Ratification of KPMG	Co	For	For
			4/26	Vote on Exec Compentsn	Co	For	For
			4/26	publication poltcl cont	Co	Against	Against
			4/26	Action by writtn consnt	Co	Against	Against
			4/26	Special SH meetings	Co	Against	Against
			4/26	SH vote on Director pay	Co	Against	Against

Valero Energy Corp	05/03	Election of Directors	Co	For	For
VLO	91913Y100	05/03	Ratification of KPMG	Co	For	For
			05/03	'11 Appv Compenstn EO   Co	For	For
			05/03	SH Disc Politcl Contrib Co	Against	Against
			05/03	SH Reduce Accidnt Risk  Co	Against	Against

Verizon Communications	5/03	Election of Directors	Co	For	For
VZ	92343V104	5/03	Ratify Ind. Acct. Firm	Co	For	For
			5/03	Advisory Vote Exec. 	Co	For	For
			5/03	Disc. Gov't Service 	Co	Against	Against
			5/03	Disc. Lbbying activity	Co	Against	Against
			5/03	Vesting Perf. Stk units Co	Against	Against
			5/03	Special SH Mtgs. prop	Co	Against	Against
			5/03	SH action by written co Co	Against	Against
			5/03	Ntwrk for wireless net  Co	Against	Against


Conoco Phillips		5/09	Election of Directors	Co	For	For
COP	20825C104	5/09	Ratify Ernst&yng acc.	Co	For	For
			5/09	Apprv Exec. Compenstn	Co	For	For
			5/09	Envirnmentl policy	Co	Against Against
			5/09	Accidnt Risk Mitigation	Co	Against	Against
                        5/09	Rep Grassroots Expendit.co	Against	Against
			5/09 	Greenhouse Gas Reduct.	Co	Against	Against
			5/09	Gender Expres. Disc.	Co	Against	Against

Norfolk SOuthern Corp	5/10	Election of Directors	Co	For	For
NSC	655844108	5/10	Ratify KPMG as Ind Aud.	Co	For	For
			5/10	Apprv Exec. Compenstn	Co	For	For

Philip Morris Inter.	5/09	Election of Directors	Co	For	For
PM	718172109	5/09	Ratify Ind. Auditors	Co	For	For
			5/09	Advisory Vote Exec. 	Co	For	For
			5/09	Apprv Perfrmnce Plan	Co	For	For
			5/09	Stkhldr Prop1/Board chr	Co	Against	Against
			5/09	stkhldr Prop2/IndepethicCo	Against	Against

The Home Depot		5/17	Election of Directors	Co	For	For
HD	437076102	5/17	Ratify KPMG as Ind. acc	Co	For	For
			5/17	Advisory Vote Exec. 	Co	For	For
			5/17	Inc. reserved shares    Co	For	For
			5/17	Sh Prop politcl contrib	Co	Against	Against
			5/17	Sh Prop Emp. diversity	Co	Against	Against
			5/17	Sh Prop Spec SH mtgs	Co	Against	Against
			5/17    Sh prop Charitable Cont Co	Against	Against
			5/17	Sh Prop stormwater mgt  Co	Against	Against

Altria Group, Inc.	5/17	Election of Directors	Co	For	For
MO	02209S103	5/17	Ratify Indp.Auditors	Co	For	For
			5/17	Advisory Vote Exec. 	Co	For	For
			5/17	Disclosure of Lobbying  Co	Against	Against

Merck & Co., Inc.	5/22	Election of Directors	co	For	For
MRK	589331107	5/22	Ratify Ind. acctng frm	Co	For	For
			5/22	Advisory Vote Exec. 	Co	For	For
			5/22	sh action of writtncons	Co	Against Against
			5/22    Special sh meetings	Co	Against	Against
			5/22	repor on Charitble Cont.Co	Against	Against


Chevron Corp.		5/30	Election of Directors	co	For	For
CVX	166764100	5/30	Ratify Ind. acctng frm	Co	For	For
			5/30	Advisory Vote Exec. 	Co	For	For
			5/30	Exclusive Forum Prov.	Co	Against	Against
			5/30	Sh Prop. Indep Chairmn  Co	Against	Against
			5/30	Lobbying Disclosure 	Co	Against	Against
			5/30	Cntry Selection Guidel.	Co	Against	Against
			5/30	Hydraulic Fracturing	Co	Against	Against
			5/30	Accident Risk Oversight	Co	Against	Against
			5/30	Special Meetings        Co	Against	Against
			5/30	Environmental Expertise	Co	Against	Against

Goldman Sachs Group	5/24	Election of Directorss  Co      For	For
GS	38141G104	5/24	Apprv Exec. Compnsation Co	For	For
			5/24 	Ratify Prcwtrhous CooperCo      For	For
			5/24	Cumulative Voting	Co	Against	Against
			5/24	Sh Prop LT Performance	Co	Against	Against
			5/24	SH prop Lobbying Expend Co	Against	Against

Wal-Mart Stores, Inc.	6/01	Election of Directors	Co	For	For
WMT	931142103	6/01	Ratify Ernst&yng acc.	Co	For	For
			6/01	Advisory Vote Exec. 	Co	For	For
			6/01	Politicl Contrib. Rep.	Co	Against	Against
			6/01	Director Nomin. Policy	Co	Against	Against
			6/01	Incent. Compnstn Plan	Co	Against	Against


The Hershey Company	4/28	Election of Directors	Co	For	For
HSY	427866108	4/28	Ratify KPMG as Ind Aud.	Co	For	For
			4/28	Vote on Exec Compentsn	Co	For	For
			4/28	Freq SH vote on Exec Co	Co	1YR	1YR
			4/28	Apprv Eqty & Incentv plnCo	For	For

Kimberly-Clark Corp	4/21	Election of Directors	Co	For	For
KMB	494368103	4/21	Ratification of Auditrs	Co	For	For
			4/21	Apprv '11 Dir. Compens.	Co	For	For
			4/21	Apprv '11 Equity Partic	Co	For	For
			4/21	Vote on Exec Compentsn	Co	For	For
			4/21	Freq of advisry Votes	Co	1YR	1YR

Verizon Communications	5/03	Election of Directors	Co	For	For
VZ	92343V104	5/03	Ratify Ind. Acct. Firm	Co	For	For
			5/03	Advisory Vote Exec. 	Co	For	For
			5/03	Prior Govt Service	Co	Against	Against
			5/03	Lobbying Activities	Co	Against	Against
			5/03	Vest Perf Stock Units	Co	Against	Against
			5/03	SH call special mtg	Co	Against	Against
			5/03	SH action wrtiten cons.	Co	Against	Against
			5/03	neutrl wireless brdbnd  Co	Against	Against

Conoco Phillips		5/11	Election of Directors	Co	For	For
COP	20825C104	5/11	Ratify Ernst&yng acc.	Co	For	For
			5/11	Apprv Exec. Compenstn	Co	For	For
			5/11	Freq of advisry Votes	Co	Abstain	Abstain
			5/11	'11 Omnibus Stk&perf plnCo	For	For
			5/11	Gender Express Nondisc.	Co	Against	Against
                        5/11	Political Contributions co	Against	Against
			5/11 	Rep Grassroots Expendit.Co	Against	Against
			5/11	Accidnt Risk Mitigation Co	Against	Against
			5/11	Compny Environmnt Polic	Co	Against	Against
			5/11	Greenhouse Gas Reduct.	Co	Against	Against
			5/11	Fin risks of clim chnge	Co	Against	Against
			5/11	Canadian Oil Sands	Co	Against	Against

Intel Corporation	5/19	Election of Directors	Co	For	For
INTC	458140100	5/19	Ratify Ernst&yng acc.	Co	For	For
			5/19	'06 Equity Incent. pln	Co	For	For
			5/19	'06 Stk Purchase pln	Co	For	For
			5/19	Advs. Vote on Exec Comp.co	For	For
			5/19	Freq of advisry Votes	Co	Abstain	Abstain

Diamond Offshore	5/23	Election of Directors	Co	For	For
DO	25271C102	5/23	Ratify Del&touch acc.	Co	For	For
			5/23	Advisory Vote Exec. 	Co	For	For
			5/23	Freq vote on Exec Comp	Co	For	For

Freeport-McMoran C&G	6/14	Election of Directors	co	For	For
FCX	35671D857	6/14	Advisory Vote Exec. 	Co	For	For
			6/14	Ratify Ernst&yng acc.	Co	For	For
			6/14	Stk Holder Proposal	Co	Against	Against





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                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) STOCK DIVIDEND FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 07/26/12